Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Foreign currency translation

The financial statements of the Company and each of its subsidiaries are prepared in its functional currency determined on basis of the primary economic environment in which such entities operate. The presentation and functional currency of the Company and each of its Canadian subsidiaries is the Canadian dollar while the functional currency of its Peruvian entities in the United States dollar. Amounts in these financial statements denominated in United States dollars are denoted as US$.

Transactions in currencies other than the functional currency are recorded at the rates of exchange prevailing at the transaction dates. At each reporting date, monetary items denominated in foreign currencies are translated into the entity’s functional currency at the then prevailing rates and non-monetary items measured at historical cost are translated into the entity’s functional currency at rates in effect at the date the transaction took place.

Exchange differences arising on the settlement of monetary items or on translating monetary items at rates different from those at which they were translated on initial recognition during the period or in previous financial statements are included in the consolidated statements of loss and comprehensive loss for the period in which they arise.

Cash and cash equivalents

Cash and cash equivalents consist of highly liquid short-term investments that are readily convertible to cash and have maturities with terms of less than ninety days and/or with original maturities over ninety days but redeemable on demand without penalty. As at December 31, 2018 and 2017, the Company did not have any cash equivalents.

Equipment

Equipment is stated at cost less accumulated amortization and impairment losses. Amortization is calculated using the straight-line method over the estimated useful lives as follows:

Camp and field equipment	5-10 years
Machinery and heavy equipment	5-10 years

Mineral property interests and exploration expenditures

Effective January 1, 2018, the Company elected to change its accounting policy for exploration and evaluation costs. As a result of this voluntary change in accounting policy, the Company has retrospectively restated certain prior period amounts within these consolidated financial statements to be in accordance with this new policy. The voluntary change in policy and the impact on prior period amounts is detailed in note 4.

The revised accounting policy for exploration and evaluation costs and mineral property interests is as follows:

Title to mineral properties involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing historical characteristic of many properties. The Company has investigated title to all of its mineral properties and, to the best of its knowledge title to all of its properties is in good standing.

The Company accounts for mineral property interests in accordance with IFRS 6 – Exploration for and evaluation of mineral properties (“IFRS 6”).

Costs directly related to acquiring the legal right to explore a mineral property including acquisition of licenses, mineral rights, and similar acquisition costs are recognized and capitalized as mineral property interests. Acquisition costs incurred in obtaining the legal right to explore a mineral property are deferred until the legal right is granted and thereon reclassified to mineral property interests. Transaction costs incurred in acquiring an asset are deferred until the transaction is completed and then included in the purchase price of the asset acquired.

Once the legal right to explore a property has been acquired, costs directly related to exploration and evaluation activities, including but not limited to researching and analyzing existing exploration data, conducting geological studies, exploration drilling and sampling, payments made to contractors and consultants in connection with the exploration and evaluation of the property, are expensed in the period in which they are incurred as exploration and evaluation costs on the consolidated statement of loss and comprehensive loss.

Costs not directly attributable to exploration and evaluation activities, including general administrative overhead costs, are expensed as administrative costs in the period in which they occur.

As the Company currently has no operational income, any incidental revenues earned in connection with exploration activities are applied as a reduction to exploration and evaluation costs.

When a project is deemed to no longer have commercially viable prospects to the Company, all capitalized acquisition costs in respect of that project are deemed to be impaired. As a result, those costs, in excess of the estimated recoverable amount, are written off to the consolidated statement of loss and comprehensive loss.

The Company assesses mineral property interests for impairment when facts and circumstances suggest that the carrying amount of the asset may exceed its recoverable amount. The recoverable amount is the higher of the asset’s fair value less costs to sell and its value in use.

Once the technical feasibility and commercial viability of extracting the mineral resources has been determined, the property is considered to be a mine under development at which point the assets and further related costs no longer fall under the guidance of IFRS 6.

Provisions

Provisions are recorded when a present legal or constructive obligation exists as a result of past events where it is probable that an outflow of resources embodying economic benefit will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made.

Provision for site reclamation and closure

An obligation to incur rehabilitation and site restoration costs arises when an environmental disturbance is caused by the exploration, development or on-going production of a mineral property interest. Such costs arising from the decommissioning of plant and other site preparation work, discounted to their net present value, are provided for and capitalized at the start of each project, as soon as the obligation to incur such costs arises. These costs are charged to the statement of loss and comprehensive loss over the life of the operation through amortization and the unwinding of the discount in the provision. Costs for restoration of subsequent site damage, which is created on an on-going basis during production, are provided for at their estimated net present values and charged against earnings as extraction progresses.

Impairment of non-financial assets

At each reporting date, the Company reviews the carrying amounts of its assets to determine whether there are any indicators of impairment. If any such indicator exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any.

Where the asset does not generate cash inflows that are independent from other assets, the Company estimates the recoverable amount of the cash-generating unit (“CGU”) to which the asset belongs. Any intangible asset with an indefinite useful life is tested for impairment annually and whenever there is an indication that the asset may be impaired. An asset’s recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value, using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset or CGU is estimated to be less than its carrying amount, the carrying amount is reduced to the recoverable amount and an impairment loss is recognized immediately in the statement of loss and comprehensive loss. Where an impairment subsequently reverses, the carrying amount is increased to the revised estimate of recoverable amount but only to the extent that this does not exceed the carrying value that would have been determined if no impairment had previously been recognized. A reversal of impairment is recognized in the statement of loss and comprehensive loss.

Flow-through common shares

Canadian income tax legislation permits companies to issue flow-through instruments whereby the income tax deductions generated by eligible expenditures of the Company, defined in the Income Tax Act (Canada) as qualified Canadian exploration expenses (“CEE”), are claimed by the investors rather than by the Company. Shares issued on a flow-through basis are typically sold at a premium above the market share price which relates to the tax benefits that will flow through to the investors. The Company often issues flow-through shares as part of its equity financing transactions in order to fund its Canadian exploration activities. The Company estimates the portion of the proceeds attributable to the premium as being the excess of the flow-through share price over the market share price of the common shares without the flow-through feature at the time of issuance. The premium is recorded as a liability which represents the Company’s obligation to spend the flow-through funds on eligible expenditures and is amortized through the statement of loss as the eligible expenditures are incurred.

Loss per share

Basic loss per share is calculated by dividing the net loss available to common shareholders by the weighted average number of shares outstanding during the reporting period. The diluted loss per share is calculated by dividing the net loss available to common shareholders by the weighted average number of shares outstanding on a diluted basis. The weighted average number of shares outstanding on a diluted basis takes into account the additional shares for the assumed exercise of share options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding share options were exercised and that the proceeds from such exercises were used to acquire common shares at the average market price during the reporting period.

Share-based compensation

From time to time, the Company grants share options to employees and non-employees. An individual is classified as an employee, versus a non-employee, when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee.

The fair value of share options, measured using the Black-Scholes option pricing model at the date of grant, is charged to the consolidated statement of loss and comprehensive loss over the vesting period. Performance vesting conditions and forfeitures are taken into account by adjusting the number of equity instruments expected to vest at each reporting date so that, ultimately, the cumulative amount recognized over the vesting period is based on the number of options that eventually vest.

Where the terms and conditions of options are modified before they vest, any change in the fair value of the options, measured immediately before and after the modification, is also charged to the consolidated statement of loss and comprehensive loss over the remaining vesting period.

Equity instruments granted to non-employees are recorded in the consolidated statement of loss and comprehensive loss at the fair value of the goods or services received, unless they are related to the issuance of shares. Amounts related to the issuance of shares are recorded as a reduction of share capital.

When the value of goods or services received in exchange for a share-based payment cannot be reliably estimated, the fair value is measured by use of a valuation model. The expected life used in the model is adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions, and behavioral considerations.

All equity-settled share-based payments are recorded in share option and warrant reserve until exercised. Upon exercise, shares are issued from treasury and the amount previously recorded in share option and warrant reserve is reclassified to share capital along with any consideration paid.

Income taxes

Income tax reported in the consolidated statement of loss and comprehensive loss for the period presented comprises current and deferred income tax. Income tax is recognized in the consolidated statement of loss and comprehensive loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current income tax for each taxable entity in the Company is based on the local taxable income at the local statutory tax rate enacted or, substantively enacted, at the reporting date and includes any adjustments to tax payable or recoverable with regards to previous periods.

Deferred income tax is determined using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The amount of deferred income tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using the expected future tax rates enacted or substantively enacted at the reporting date.

A deferred income tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. Deferred tax assets are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Deferred income tax assets and liabilities are offset only when there is a legally enforceable right to set off current tax assets against current tax liabilities, when they relate to income taxes levied by the same taxation authority and the Company intends to settle its tax assets and liabilities on a net basis.

Financial instruments

The Company recognizes financial assets and liabilities on its consolidated statement of financial position when it becomes a party to the contract creating the asset or liability.

On initial recognition, all financial assets and liabilities are recorded by the Company at fair value, net of attributable transaction costs, except for financial assets and liabilities classified as FVTPL for which transaction costs are expensed in the period in which they are incurred.

Amortized cost

Financial assets that meet the following conditions are measured subsequently at amortized cost:

●	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. Interest income is recognized using the effective interest method.

The Company's financial assets at amortized cost primarily include cash, restricted cash, amounts receivable and deposits.

Fair value through other comprehensive income ("FVTOCI")

Financial assets that meet the following conditions are measured at FVTOCI:

●	The financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and

●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The Company does not have any financial assets classified as FVTOCI.

On initial recognition, the Company may make an irrevocable election (on an instrument-by-instrument basis) to designate investments in equity instruments that would otherwise be measured at fair value through profit or loss to present subsequent changes in fair value in other comprehensive income. Designation at FVTOCI is not permitted if the equity investment is held for trading or if it is contingent consideration recognized by an acquirer in a business combination. Investments in equity instruments at FVTOCI are initially measured at fair value plus transaction costs. Subsequently, they are measured at fair value with gains and losses arising from changes in fair value recognized in OCI. The cumulative gain or loss is not reclassified to profit or loss on disposal of the equity instrument, instead, it is transferred to retained earnings.

Financial assets measured subsequently at fair value through profit or loss (“FVTPL”)

By default, all other financial assets are measured subsequently at FVTPL.

The Company, at initial recognition, may also irrevocably designate a financial asset as measured at FVTPL if doing so eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases.

Financial assets measured at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss to the extent they are not part of a designated hedging relationship. Fair value is determined in the manner described in note 19. The Company's financial assets at FVTPL include its equity investment in Bravada Gold Corporation (“BVA”).

Financial liabilities and equity

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

An equity instrument is any contract that evidences a residual interest in the assets of the Company after deducting all its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs. Repurchase of the Company’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

Financial liabilities that are not contingent consideration of an acquirer in a business combination, held for trading or designated as at FVTPL, are measured at amortized cost using effective interest method.

The Company's financial liabilities at amortized cost primarily include accounts payable and accrued liabilities.

Financial instruments designated as hedging instruments

The Company does not currently apply nor have a past practice of applying hedge accounting to financial instruments.

Impairment

The Company recognizes a loss allowance for expected credit losses on its financial assets. The amount of expected credit losses is updated at each reporting period to reflect changes in credit risk since initial recognition of the respective financial instruments.

Comprehensive loss

Other comprehensive loss is the change in net assets arising from transactions and other events and circumstances from non-owner sources. Comprehensive loss comprises net loss and other comprehensive loss. Financial assets that are classified as FVTOCI (none as at December 31, 2018 or 2017) will have gains and losses included in other comprehensive loss. Foreign currency translation differences arising on translation of foreign subsidiaries are also included in other comprehensive loss.

Changes in accounting standards

•	Revenue Recognition

Effective January 1, 2018 the Company adopted IFRS 15 – Revenue from Contracts with Customers ("IFRS 15") which supersedes IAS 11 – Construction Contracts, IAS 18 – Revenue, IFRIC 13 – Customer Loyalty Programs, IFRIC 15 – Agreements for the Construction of Real Estate, IFRIC 18 – Transfers of Assets from Customers, and SIC 31 – Revenue – Barter Transactions Involving Advertising Services. IFRS 15 establishes a single five-step model framework for determining the nature, amount, timing and uncertainty of revenue and cash flows arising from a contract with a customer. The adoption of this standard did not impact the Company’s financial statements, as currently the Company does not earn revenues.

•	Financial instruments

Effective January 1, 2018 the Company adopted IFRS 9 – Financial Instruments ("IFRS 9") which replaces IAS 39 – Financial Instruments: Recognition and Measurement. IFRS 9 provides a revised model for recognition and measurement of financial instruments and a single, forward-looking “expected loss” impairment model. IFRS 9 also includes a substantially reformed approach to hedge accounting. The adoption of this standard did not impact the Company’s financial statements as currently the Company does not hold any financial instruments for which the underlying accounting was impacted.

ii) New and amended accounting standards not yet effective for the year ended December 31, 2018

Leases

In January 2016, the IASB published a new accounting standard, IFRS 16 - Leases ("IFRS 16") which supersedes IAS 17 - Leases. IFRS 16 applies a control model to the identification of leases, distinguishing between a lease and a service contract on the basis of whether the customer controls the asset. Control is considered to exist if the customer has the right to obtain substantially all of the economic benefits from the use of an identified asset and the right to direct the use of that asset during the term of the lease. For those assets determined to meet the definition of a lease, IFRS 16 introduces significant changes to the accounting by lessees, introducing a single, on balance sheet accounting model that is similar to the current finance lease accounting, with limited exceptions for short-term leases or leases of low value assets.

The Company will adopt IFRS 16 on its effective date of January 1, 2019 retrospectively, with the cumulative effect of initially applying the standard as an adjustment to retained earnings and no restatement of comparative information. The Company will make the following elections under IFRS 16:

•          to measure its right of use assets at amounts equal to the associated lease liabilities;

•          to apply the available exemptions as permitted by IFRS 16 to recognize a lease expense on a straight line basis for short term leases (lease term of 12 months or less) and low value assets; and

•          to apply the practical expedient whereby leases whose term ends within 12 months of the date of initial application would be accounted for in the same way as short term leases.

The Company does not expect the adoption of IFRS 16 to have a material impact on its financial statements. Due to the seasonality of the Company’s exploration programs, many of its exploration contracts are short term in nature and therefore will be exempt for the recognition provisions of IFRS 16.